Insurance (Insurance Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 72,043	$ 70,035
Annuities
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	32,793	28,673
Life
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	6,932	7,309
Run-off
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	24,887	26,885
Corporate & Other
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 7,431	$ 7,168